Assets Contributed (Details) - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed		$ 2,492,306
Liabilities assumed		$ (2,317,469)
Net assets contributed	$ 154,709
Security deposits [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Liabilities assumed	(3,528)
Mortgage notes payable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Liabilities assumed	(2,313,941)
Cash [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed	13,730
Cash - escrow [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed	6,023
Accounts receivable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed	15,050
Related Party note receivable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed	10,000
Real property, net [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed	2,427,375
Deferred tax asset [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed	458,324
Valuation allowance on deferred tax asset [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets contributed	$ (458,324)